Annual Fund Operating Expenses - Nuveen Technology & Infrastructure Credit ETF - Nuveen Technology & Infrastructure Credit ETF	Nov. 09, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%